Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net cash provided by operating activities	$ 445,508	$ 143,046
Investing activities
Additions to newbuildings, vessels and equipment	(152,846)	(147,579)
Investment in associated company	(750)	0
Proceeds from sale of vessel	26,556	0
Cash inflow on repayment of loan from associated company	0	3,000
Cash outflow on issuance of loan to associated company	(1,500)	0
Trafigura asset acquisition	(533,748)	0
Net cash used in investing activities	(662,288)	(144,579)
Financing activities
Proceeds from issuance of debt	650,273	144,765
Repayment of long-term debt	(149,732)	(124,446)
Repayment of finance leases	(7,984)	(3,355)
Net proceeds from issuance of shares	5,825	9,316
Lease termination compensation receipt	3,186	0
Purchase of shares from non-controlling interest	0	(269)
Debt fees paid	(6,074)	(335)
Dividends paid	(215,031)	0
Net cash provided by financing activities	280,463	25,676
Net change in cash and cash equivalents and restricted cash	63,683	24,143
Cash and cash equivalents and restricted cash at beginning of period	177,376	67,904	$ 67,904
Cash and cash equivalents and restricted cash at end of period	$ 241,059	$ 92,047	$ 177,376